Net Loss Per Share (Details) - shares shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Net Loss Per Share [Abstract]
Net loss per share	2.4	4.1	2.1	5.0